Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.
Prospectus Date	rr_ProspectusDate	May 01, 2025
Document Creation Date	dei_DocumentCreationDate	Apr. 29, 2025